Investments In Affiliate - Jointly owned companies (Table) (Details) - Jun. 30, 2015	Total
Steadman Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Ensenada Express
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	July 1, 2013
Marchant Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	X-Press Padma
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	July 8, 2013
Horton Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Petalidi
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	June 26, 2013
Smales Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Elafonisos
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	June 6, 2013
Kemp Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0113
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	June 6, 2013
Hyde Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0114
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	June 6, 2013
Skerrett Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0152
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	December 23, 2013
Ainsley Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0115
Participation percentage of Costamare Ventures	25.00%
Year of establishment or acquisition	June 25, 2013
Ambrose Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0116
Participation percentage of Costamare Ventures	25.00%
Year of establishment or acquisition	June 25, 2013
Benedict Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2121
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	October 16, 2013
Bertrand Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2122
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	October 16, 2013
Beardmore Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2123
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	December 23, 2013
Schofield Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2124
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	December 23, 2013
Fairbank Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2125
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	December 23, 2013
Connell Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	n/a
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	December 18, 2013